EMPLOYEE BENEFITS OBLIGATIONS - Plan Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	$ 641.9	$ 530.1
Canada
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	11.2	4.3
Other assets, amount contributed to fair value of plan assets	80.7	65.2
Plan assets, at fair value	574.7	467.8
Foreign
Disclosure of fair value of plan assets [line items]
Insured annuities, amount contributed to fair value of plan assets	60.3	55.9
Equity instruments, amount contributed to fair value of plan assets	2.6	2.4
Other assets, amount contributed to fair value of plan assets	0.6	0.5
Plan assets, at fair value	67.2	62.3
Municipal | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	113.0	92.2
Corporate | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	104.3	85.2
Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	3.7	3.5
Level 1
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	6.3	5.9
Level 1 | Canada
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0.0	0.0
Other assets, amount contributed to fair value of plan assets	0.0	0.0
Plan assets, at fair value	0.0	0.0
Level 1 | Foreign
Disclosure of fair value of plan assets [line items]
Insured annuities, amount contributed to fair value of plan assets	0.0	0.0
Equity instruments, amount contributed to fair value of plan assets	2.6	2.4
Other assets, amount contributed to fair value of plan assets	0.0	0.0
Plan assets, at fair value	6.3	5.9
Level 1 | Municipal | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Corporate | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	3.7	3.5
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	635.6	524.2
Level 2 and 3 of fair value hierarchy | Canada
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	11.2	4.3
Other assets, amount contributed to fair value of plan assets	80.7	65.2
Plan assets, at fair value	574.7	467.8
Level 2 and 3 of fair value hierarchy | Foreign
Disclosure of fair value of plan assets [line items]
Insured annuities, amount contributed to fair value of plan assets	60.3	55.9
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Other assets, amount contributed to fair value of plan assets	0.6	0.5
Plan assets, at fair value	60.9	56.4
Level 2 and 3 of fair value hierarchy | Municipal | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	113.0	92.2
Level 2 and 3 of fair value hierarchy | Corporate | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	104.3	85.2
Level 2 and 3 of fair value hierarchy | Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Equity securities - domestic | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	78.2	55.2
Equity securities - domestic | Level 1 | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Equity securities - domestic | Level 2 and 3 of fair value hierarchy | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	78.2	55.2
Equity securities - foreign | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	187.3	165.7
Equity securities - foreign | Level 1 | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Equity securities - foreign | Level 2 and 3 of fair value hierarchy | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	$ 187.3	$ 165.7